Expense Example - Innovator International Developed Managed 10 Buffer ETF - Innovator International Developed Managed 10 Buffer ETF™	Feb. 17, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271